Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Tables [Abstract]
Componenets of income taxes
(In millions)	2011	2010	2009
Current taxes
U.S. income	$320	$267	$211
Foreign income	58	45	48
State income	20	19	16
	398	331	275
Deferred taxes (benefits)
U.S. income	193	187	286
Foreign income	23	8	(3)
State income	1	(7)	1
	217	188	284
Total income taxes	$615	$519	$559

Reconciliation of total taxes to nominal federal rate
(In millions)	2011	2010	2009
Tax expense at nominal rate	$657	$631	$649
Tax-exempt interest income	(29)	(31)	(31)
Effect of permanently invested foreign earnings	(17)	(11)	(42)
Dividends received deduction	(4)	(3)	(3)
Resolution of federal tax matters	(30)	-	(27)
State income tax (net of federal income tax benefit)	14	9	12
Change in valuation allowance	5	(93)	(2)
Other	19	17	3
Total income taxes	$615	$519	$559

Schedule of deferred income tax assets and liabilities
(In millions)	2011	2010
Deferred tax assets
Employee and retiree benefit plans	$829	$746
Investments, net	108	100
Other insurance and contractholder liabilities	443	391
Deferred gain on sale of businesses	46	58
Policy acquisition expenses	151	154
Loss carryforwards	8	76
Other accrued liabilities	109	107
Bad debt expense	17	18
Other	37	37
Deferred tax assets before valuation allowance	1,748	1,687
Valuation allowance for deferred tax assets	(45)	(26)
Deferred tax assets, net of valuation allowance	1,703	1,661
Deferred tax liabilities
Depreciation and amortization	377	314
Foreign operations, net	128	130
Unrealized appreciation on investments and foreign currency translation	395	287
Total deferred tax liabilities	900	731
Net deferred income tax assets	$803	$930

Reconciliation of unrecognized tax benefits
(In millions)	2011	2010	2009
Balance at January 1,	$177	$214	$164
Increase (decrease) due to prior year positions	(113)	(55)	5
Increase due to current year positions	7	34	76
Reduction related to settlements with taxing authorities	(17)	(13)	(28)
Reduction related to lapse of applicable statute of limitations	(2)	(3)	(3)
Balance at December 31,	$52	$177	$214